UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Roundhill Alerian LNG ETF
LNGG (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill Alerian LNG ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Alerian LNG ETF	$34	0.65%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$782,674
Number of Holdings	26
Portfolio Turnover	15%

30-Day SEC Yield	2.88%
30-Day SEC Yield Unsubsidized	2.94%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
Cheniere Energy, Inc.	15.4%
Woodside Energy Group Ltd.	14.5%
Santos Ltd.	11.0%
Qatar Gas Transport Co. Ltd.	5.0%
Golar LNG Ltd.	4.9%
Tokyo Electric Power Co. Holdings, Inc.	4.7%
New Fortress Energy, Inc.	4.4%
NextDecade Corp.	4.2%
Korea Gas Corp.	4.0%
ENN Energy Holdings Ltd.	4.0%

Top Sectors	(%)
Energy	73.4%
Utilities	14.7%
Industrial	11.6%
Cash & Other	0.3%

Industry	(%)
Pipelines	37.3%
Oil & Gas	36.1%
Transportation	11.6%
Gas	8.0%
Electric	6.7%
Cash & Other	0.3%
MANAGED DISTRIBUTIONS
All Funds were able to process distributions during the reporting period in accordance with their published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Alerian LNG ETF	PAGE 1	TSR-SAR-53656G423

Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
Roundhill Alerian LNG ETF	PAGE 2	TSR-SAR-53656G423

Roundhill Ball Metaverse ETF
METV (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill Ball Metaverse ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Ball Metaverse ETF	$31	0.59%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$395,442,656
Number of Holdings	41
Portfolio Turnover	31%

30-Day SEC Yield	-0.06%
30-Day SEC Yield Unsubsidized	-0.03%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
ROBLOX Corp.	8.2%
Apple, Inc.	7.8%
CI Galaxy Ethereum ETF	6.4%
Meta Platforms, Inc.	5.4%
NVIDIA Corp.	4.2%
Unity Software, Inc.	3.8%
Sony Group Corp.	3.6%
Microsoft Corp.	3.5%
Alphabet, Inc.	3.1%
Mount Vernon Liquid Assets Portfolio, LLC*	4.7%

Top Sectors	(%)
Technology	58.2%
Communications	25.2%
Consumer, Cyclical	7.1%
Financial	0.6%
Consumer, Non-cyclical	0.3%
Cash & Other	8.6%

Industry	(%)
Software	29.8%
Internet	22.9%
Semiconductors	20.6%
Computers	7.8%
Home Furnishings	3.6%
Toys/Games/Hobbies	3.1%
Media	2.3%
Diversified Financial Services	0.6%
Apparel	0.4%
Cash & Other	8.9%
*	Investment purchased with proceeds from securities lending.
Changes to the Fund’s Principal Investment Strategy
The index of which the Roundhill Ball Metaverse ETF seeks to track, the Ball Metaverse Index, implemented a change to its index methodology to include as potentially eligible Index components equity securities of foreign and domestic exchange-traded funds that primarily hold bitcoin or ether (each, a “Cryptocurrency ETF”). The Fund does not invest directly in bitcoin, ether, or any other cryptocurrency. In addition, as of the Effective Date, special purpose acquisition companies (“SPACs”) are no longer eligible for inclusion in the Index.
Changes to Fund’s Principal Risks
The Fund may invest in or have exposure to one or more Cryptocurrency ETFs that primarily hold bitcoin or ether to the extent consistent with U.S. federal securities laws and related guidance applicable to the Fund. Cryptocurrency ETFs are relatively new investment products, with domestic bitcoin ETFs having commenced trading in January 2024. As a result, the Cryptocurrency ETFs in which the Fund may invest may have limited financial and operating histories.
Roundhill Ball Metaverse ETF	PAGE 1	TSR-SAR-53656F417

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
Roundhill Ball Metaverse ETF	PAGE 2	TSR-SAR-53656F417

Roundhill Cannabis ETF
WEED (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill Cannabis ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Cannabis ETF	$20	0.39%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$5,554,034
Number of Holdings	8
Portfolio Turnover	0%

30-Day SEC Yield	5.35%
30-Day SEC Yield Unsubsidized	6.45%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	90.4%
First American Government Obligations Fund	14.0%
Curaleaf Holdings, Inc.	4.5%
CRESCO LABS INC-SUBORDINATE SWAP	-0.1%
VERANO HOLDINGS CORP SWAP	-0.2%
TRULIEVE CANNABIS CORP SWAP	-0.2%
GREEN THUMB INDUSTRIES INC SWAP	-0.3%
CURALEAF HOLDINGS INC SWAP	-0.3%

Top Sectors	(%)
Consumer, Non-cyclical	4.5%
Cash & Other	95.5%

Industry	(%)
Pharmaceuticals	4.5%
Cash & Other	95.5%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Cannabis ETF	PAGE 1	TSR-SAR-53656F128

Roundhill Magnificent Seven ETF
MAGS (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill Magnificent Seven ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Magnificent Seven ETF	$17	0.29%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$511,640,306
Number of Holdings	23
Portfolio Turnover	21%

30-Day SEC Yield	2.43%
30-Day SEC Yield Unsubsidized	2.83%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	44.3%
NVIDIA Corp.	10.6%
Tesla, Inc.	8.5%
Meta Platforms, Inc.	8.1%
Amazon.com, Inc.	7.4%
Alphabet, Inc.	7.4%
Apple, Inc.	7.0%
Microsoft Corp.	7.0%
First American Government Obligations Fund	6.6%

Top Sectors	(%)
Communications	18.6%
Technology	15.8%
Consumer, Cyclical	6.7%
Cash & Other	58.9%

Industry	(%)
Internet	18.6%
Auto Manufacturers	6.7%
Software	6.2%
Computers	5.5%
Semiconductors	4.1%
Cash & Other	58.9%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Magnificent Seven ETF	PAGE 1	TSR-SAR-53656G498

Roundhill S&P Global Luxury ETF
LUXX (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill S&P Global Luxury ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P Global Luxury ETF	$22	0.45%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,209,840
Number of Holdings	81
Portfolio Turnover	0%

30-Day SEC Yield	1.56%
30-Day SEC Yield Unsubsidized	1.62%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
Hermes International SCA	9.7%
Cie Financiere Richemont SA	8.8%
LVMH Moet Hennessy Louis Vuitton SE	7.1%
Ferrari NV	6.7%
Mercedes-Benz Group AG	5.2%
Marriott International Inc/MD	4.0%
Hilton Worldwide Holdings, Inc.	3.7%
Royal Caribbean Cruises Ltd.	3.4%
Kering SA	3.4%
Tesla, Inc.	3.4%

Top Sectors	(%)
Consumer, Cyclical	87.6%
Consumer, Non-cyclical	10.7%
Industrial	0.3%
Communications	0.1%
Technology	0.0%
Cash & Other	1.3%

Industry	(%)
Apparel	29.9%
Auto Manufacturers	20.5%
Retail	17.1%
Lodging	11.4%
Beverages	6.6%
Leisure Time	4.9%
Cosmetics/Personal Care	4.1%
LeisureTime	1.8%
Home Builders	1.1%
Cash & Other	2.6%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
Roundhill S&P Global Luxury ETF	PAGE 1	TSR-SAR-53656G431

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill S&P Global Luxury ETF	PAGE 2	TSR-SAR-53656G431

Roundhill Sports Betting & iGaming ETF
BETZ (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill Sports Betting & iGaming ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Sports Betting & iGaming ETF	$37	0.76%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$81,597,760
Number of Holdings	34
Portfolio Turnover	1%

30-Day SEC Yield	0.65%
30-Day SEC Yield Unsubsidized	0.31%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
Flutter Entertainment PLC	10.6%
DraftKings, Inc.	8.6%
Evolution AB	6.8%
Churchill Downs, Inc.	6.4%
Kindred Group PLC	6.2%
Betsson AB	5.1%
Playtech PLC	4.9%
Sportradar Group AG	4.9%
Entain PLC	4.5%
Mount Vernon Liquid Assets Portfolio, LLC*	10.6%

Top Ten Countries	(%)
United States	44.8%
Sweden	11.9%
Ireland	10.6%
Malta	7.0%
Australia	6.7%
United Kingdom	6.8%
IM	4.9%
Switzerland	4.9%
France	4.2%
Cash & Other	-1.8%

Top Sectors	(%)
Consumer, Cyclical	97.2%
Communications	2.0%
Cash & Other	0.8%
*	Investment purchased with proceeds from securities lending.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Sports Betting & iGaming ETF	PAGE 1	TSR-SAR-53656F789

Roundhill Video Games ETF
NERD (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill Video Games ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Video Games ETF	$25	0.50%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$17,796,321
Number of Holdings	38
Portfolio Turnover	8%

30-Day SEC Yield	0.52%
30-Day SEC Yield Unsubsidized	0.52%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
Nintendo Co. Ltd.	15.5%
Electronic Arts, Inc.	8.6%
Take-Two Interactive Software, Inc.	7.0%
ROBLOX Corp.	6.2%
AppLovin Corp.	5.0%
International Games System Co. Ltd.	3.2%
Capcom Co. Ltd.	3.0%
Krafton, Inc.	3.0%
Nexon Co. Ltd.	2.9%
Mount Vernon Liquid Assets Portfolio, LLC*	7.5%

Top Ten Countries	(%)
Japan	39.9%
United States	36.6%
Korea, Republic Of	13.1%
Sweden	5.3%
Taiwan, Province Of China	3.2%
Ireland	2.6%
Poland	1.9%
France	1.8%
United Kingdom	1.5%
Cash & Other	-5.9%

Top Sectors	(%)
Technology	77.1%
Consumer, Cyclical	18.2%
Communications	4.4%
Cash & Other	0.3%
*	Investment purchased with proceeds from securities lending.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Video Games ETF	PAGE 1	TSR-SAR-53656F706

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Roundhill ETFs
Roundhill Alerian LNG ETF (LNGG)
Roundhill Ball Metaverse ETF (METV)
Roundhill Cannabis ETF (WEED)
Roundhill Magnificent Seven ETF (MAGS)
Roundhill S&P® Global Luxury ETF (LUXX)
Roundhill Sports Betting & iGaming ETF (BETZ)
Roundhill Video Games ETF (NERD)
Semi-Annual Report
June 30, 2024 (Unaudited)

Roundhill Alerian LNG ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Electric - 6.7%
Sempra	199	$15,136
Tokyo Electric Power Co. Holdings, Inc.(a)	6,900	37,155
		52,291
Gas - 8.0%
ENN Energy Holdings Ltd.	3,800	31,320
Korea Gas Corp.(a)	826	31,324
		62,644
Oil & Gas - 36.1%(b)
Chevron Corp.	99	15,485
Exxon Mobil Corp.	138	15,886
Kunlun Energy Co. Ltd.	18,000	18,675
Santos Ltd.	16,820	86,047
Shell PLC - ADR	217	15,663
Tellurian, Inc.(a)	3,783	2,620
TotalEnergies SE	229	15,298
Woodside Energy Group Ltd.	6,003	113,097
		282,771
Pipelines - 37.3%(b)
Cheniere Energy, Inc.	689	120,458
Enbridge, Inc.	429	15,259
Excelerate Energy, Inc. - Class A	611	11,267
Golar LNG Ltd.	1,212	37,996
Kinder Morgan, Inc.	481	9,557
Koninklijke Vopak NV	316	13,127
New Fortress Energy, Inc.	1,569	34,487
NextDecade Corp.(a)	4,167	33,086
Petronas Gas Bhd	4,286	16,190
		291,427
Transportation - 11.6%
FLEX LNG Ltd.	741	20,037
Korea Line Corp.(a)	959	2,017
MISC Bhd	8,188	14,788
Mitsui OSK Lines Ltd.	500	14,976
Qatar Gas Transport Co. Ltd.	30,508	39,230
		91,048
TOTAL COMMON STOCKS (Cost $735,700)		780,181
TOTAL INVESTMENTS - 99.7% (Cost $735,700)		$780,181
Other Assets in Excess of Liabilities - 0.3%		2,493
TOTAL NET ASSETS - 100.0%		$782,674

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

1

Roundhill Alerian LNG ETF
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$780,181	$ —	$ —	$780,181
Total Investments	$780,181	$—	$—	$780,181

Refer to the Schedule of Investments for additional information.
The accompanying notes are an integral part of these financial statements.

2

Roundhill Ball Metaverse ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.4%
Apparel - 0.4%
NIKE, Inc. - Class B	22,616	$1,704,568
Commercial Services - 0.3%
Block, Inc.(a)	16,329	1,053,057
Computers - 7.8%
Apple, Inc.	146,489	30,853,513
Diversified Financial Services - 0.6%
Coinbase Global, Inc. - Class A(a)	10,409	2,313,192
Home Furnishings - 3.6%
Sony Group Corp.	169,200	14,347,184
Internet - 22.9%
Alibaba Group Holding Ltd.	703,700	6,354,337
Alphabet, Inc. - Class A	67,782	12,346,491
Amazon.com, Inc.(a)	58,588	11,322,131
Baidu, Inc. - ADR(a)(b)	99,363	8,592,912
Meta Platforms, Inc. - Class A	42,054	21,204,468
NAVER Corp.	39,972	4,846,587
Sea, Ltd. - ADR(a)(b)	91,409	6,528,431
Snap, Inc. - Class A(a)(b)	565,157	9,387,258
Tencent Holdings Ltd.	204,300	9,744,770
		90,327,385
Media - 2.3%
Walt Disney Co.	92,590	9,193,261
Semiconductors - 20.6%
Advanced Micro Devices, Inc.(a)	41,234	6,688,567
ARM Holdings PLC - ADR(a)(b)	40,748	6,667,188
ASML Holding NV	5,527	5,652,629
Intel Corp.	210,828	6,529,343
NVIDIA Corp.	134,274	16,588,210
QUALCOMM, Inc.	60,008	11,952,394
Samsung Electronics Co. Ltd.	180,469	10,685,233
Skyworks Solutions, Inc.	48,003	5,116,160
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	65,641	11,409,062
		81,288,786
Software - 29.8%(c)
Adobe, Inc.(a)	14,841	8,244,769
Akamai Technologies, Inc.(a)(b)	57,263	5,158,251
Autodesk, Inc.(a)	44,293	10,960,303
Cloudflare, Inc. - Class A(a)	65,689	5,441,020
Electronic Arts, Inc.	40,357	5,622,941
Krafton, Inc.(a)	27,925	5,710,779
Microsoft Corp.	30,739	13,738,796
NetEase, Inc. - ADR	46,469	4,441,507
Planet Labs PBC(a)(b)	1,148,931	2,137,012
ROBLOX Corp. - Class A(a)	867,779	32,290,057

	Shares	Value
Take-Two Interactive Software, Inc.(a)	56,875	$8,843,494
Unity Software, Inc.(a)(b)	932,736	15,166,287
		117,755,216
Toys/Games/Hobbies - 3.1%
Nintendo Co. Ltd.	231,900	12,334,554
TOTAL COMMON STOCKS (Cost $355,680,500)		361,170,716
EXCHANGE TRADED FUNDS - 8.3%
CI Galaxy Bitcoin ETF(a)	657,777	7,373,680
CI Galaxy Ethereum ETF(a)	1,675,983	25,424,662
TOTAL EXCHANGE TRADED FUNDS (Cost $34,570,799)		32,798,342
	Units
SHORT-TERM INVESTMENTS - 5.0%
Investments Purchased with Proceeds from Securities Lending - 4.7%
Mount Vernon Liquid Assets Portfolio, LLC(d)	18,499,077	18,499,077
	Shares
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23%(d)	1,406,749	1,406,749
TOTAL SHORT-TERM INVESTMENTS (Cost $19,905,826)		19,905,826
TOTAL INVESTMENTS - 104.7% (Cost $410,157,125)		413,874,884
Liabilities in Excess of Other Assets - (4.7)%		(18,432,228)
TOTAL NET ASSETS - 100.0%		$395,442,656

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ARM - Adjustable Rate Mortgage
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $17,730,097 which represented 4.5% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

Roundhill Ball Metaverse ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$361,170,716	$—	$—	$361,170,716
Exchange Traded Funds	32,798,342	—	—	32,798,342
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	18,499,077
Money Market Funds	1,406,749	—	—	1,406,749
Total Investments	$395,375,806	$—	$—	$413,874,884

Refer to the Schedule of Investments for additional information.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

4

Roundhill Cannabis ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 4.5%
Pharmaceuticals - 4.5%
Curaleaf Holdings, Inc.(a)	65,479	$251,225
TOTAL COMMON STOCKS (Cost $346,339)		251,225
SHORT-TERM INVESTMENTS - 104.3%
Money Market Funds - 14.0%
First American Government Obligations Fund - Class X, 5.23%(b)	776,045	776,045
	Par
U.S. Treasury Bills - 90.3%
5.28%, 07/02/2024(c)	$5,019,000	5,018,267
TOTAL SHORT-TERM INVESTMENTS (Cost $5,794,312)		5,794,312
TOTAL INVESTMENTS - 108.8% (Cost $6,140,652)		$6,045,538
Liabilities in Excess of Other Assets - (8.8)%		(491,504)
TOTAL NET ASSETS - 100.0%		$5,554,034

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

Roundhill Cannabis ETF
Schedule of Total Return Swap Contracts
June 30, 2024 (Unaudited)

Terms of Payments to be Received	Terms of Payments to be Paid	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
CRESCO LABS INC-SUBORDINATE SWAP	Overnight Bank Funding Rate + 1.50% = 0.00%	Nomura Securities International, Inc.	08/01/2025	Monthly	$260,812	$ —
CURALEAF HOLDINGS INC SWAP	Overnight Bank Funding Rate + 1.50% = 0.00%	Nomura Securities International, Inc.	08/01/2025	Monthly	1,516,022	—
GREEN THUMB INDUSTRIES INC SWAP	Overnight Bank Funding Rate + 1.50% = 0.00%	Nomura Securities International, Inc.	08/01/2025	Monthly	1,680,938	—
TRULIEVE CANNABIS CORP SWAP	Overnight Bank Funding Rate + 1.50% = 0.00%	Nomura Securities International, Inc.	08/01/2025	Monthly	1,099,279	—
VERANO HOLDINGS CORP SWAP	Overnight Bank Funding Rate + 1.50% = 0.00%	Nomura Securities International, Inc.	08/01/2025	Monthly	727,940	—
Total Unrealized Appreciation (Depreciation)						$—

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2024.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$251,226	$—	$ —	$251,226
Money Market Funds	776,045	—	—	776,045
U.S. Treasury Bills	–	5,018,267	—	5,018,267
Total Investments	$1,027,271	$5,018,267	$—	$6,045,538
Liabilities:
Other Financial Instruments*:
Total Return Swaps	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of June 30, 2024.
Refer to the Schedule of Investments for additional information.
The accompanying notes are an integral part of these financial statements.

6

Roundhill Magnificent Seven ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 41.1%
Auto Manufacturers - 6.7%
Tesla, Inc. (a)	171,730	$33,981,933
Computers - 5.5%
Apple, Inc.	133,968	28,216,340
Internet - 18.6%
Alphabet, Inc. - Class A	153,472	27,954,925
Amazon.com, Inc. (a)	165,767	32,034,473
Meta Platforms, Inc. - Class A	70,002	35,296,408
		95,285,806
Semiconductors - 4.1%
NVIDIA Corp.	169,782	20,974,868
Software - 6.2%
Microsoft Corp.	70,821	31,653,445
TOTAL COMMON STOCKS (Cost $198,894,885)		210,112,392
SHORT-TERM INVESTMENTS - 50.9%
Money Market Funds - 6.6%
First American Government Obligations Fund - Class X, 5.23% (b)	33,657,249	33,657,249
	Par
U.S. Treasury Bills - 44.3%
5.27%, 07/02/2024 (c)	$226,766,000	226,732,933
TOTAL SHORT-TERM INVESTMENTS (Cost $260,390,182)		260,390,182
TOTAL INVESTMENTS - 92.0% (Cost $459,285,067)		$470,502,574
Other Assets in Excess of Liabilities - 8.0%		41,137,731
TOTAL NET ASSETS - 100.0%		$511,640,306

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

7

Roundhill Magnificent Seven ETF
Schedule of Total Return Swap Contracts
June 30, 2024 (Unaudited)

Terms of Payments to be Received	Terms of Payments to be Paid	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alphabet, Inc. Swap	Overnight Bank Funding Rate + 0.50% = 0.00%	Nomura Securities International, Inc.	06/13/2025	Termination	$38,813,722	$5,502,486
Amazon.com, Inc. Swap	Overnight Bank Funding Rate + 0.50% = 0.00%	Nomura Securities International, Inc.	06/13/2025	Termination	37,289,673	3,502,104
Apple, Inc. Swap	Overnight Bank Funding Rate + 0.50% = 0.00%	Nomura Securities International, Inc.	06/13/2025	Termination	39,644,523	4,466,267
Meta Platforms, Inc. Swap	Overnight Bank Funding Rate + 0.50% = 0.00%	Nomura Securities International, Inc.	06/13/2025	Termination	33,858,686	3,503,041
Microsoft Corp. Swap	Overnight Bank Funding Rate + 0.50% = 0.00%	Nomura Securities International, Inc.	06/13/2025	Termination	36,681,518	2,498,630
NVIDIA Corp. Swap	Overnight Bank Funding Rate + 0.50% = 0.00%	Nomura Securities International, Inc.	06/13/2025	Termination	31,409,523	17,148,046
Tesla, Inc. Swap	Overnight Bank Funding Rate + 0.50% = 0.00%	Nomura Securities International, Inc.	06/13/2025	Termination	38,388,163	4,991,063
Total Unrealized Appreciation (Depreciation)						$41,611,637

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$210,112,392	$—	$ —	$210,112,392
Money Market Funds	33,657,249	—	—	33,657,249
U.S. Treasury Bills	—	226,732,933	—	226,732,933
Total Investments	$243,769,641	$226,732,933	$—	$470,502,574
Other Financial Instruments*:
Total Return Swaps	$41,611,637	$—	$—	$41,611,637
Total Other Financial Instruments	$41,611,637	$—	$—	$41,611,637

*	The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of June 30, 2024.
Refer to the Schedule of Investments for additional information.
The accompanying notes are an integral part of these financial statements.

8

Roundhill S&P Global Luxury ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Apparel - 29.9%(a)
Burberry Group PLC	600	$6,658
Canada Goose Holdings, Inc.(b)	85	1,099
Capri Holdings Ltd.(b)	150	4,962
Christian Dior SE	5	3,599
Deckers Outdoor Corp.(b)	30	29,039
Ermenegildo Zegna NV	80	947
Hermes International SCA	51	116,971
Kering SA	112	40,632
LVMH Moet Hennessy Louis Vuitton SE	112	85,658
NIKE, Inc. - Class B	500	37,685
PRADA SpA	800	5,984
PVH Corp.	75	7,940
Ralph Lauren Corp.	50	8,753
Tapestry, Inc.	270	11,553
		361,480
Auto Manufacturers - 20.0%
Aston Martin Lagonda Global Holdings Plc(b)(c)	610	1,108
Bayerische Motoren Werke AG	375	35,521
Ferrari NV	200	81,603
Li Auto, Inc. - Class A(b)	900	8,104
Lucid Group, Inc.(b)(d)(d)	960	2,506
Mercedes-Benz Group AG	915	63,321
Rivian Automotive, Inc. - Class A(b)(d)	655	8,790
Tesla, Inc.(b)	205	40,565
		241,518
Beverages - 6.6%
Diageo Plc	1,225	38,550
Pernod Ricard SA	240	32,590
Remy Cointreau SA	25	2,087
Treasury Wine Estates Ltd.	845	7,021
		80,248
Commercial Services - 0.0%(e)
Seoul Auction Co. Ltd.(a)(b)	15	85
Cosmetics/Personal Care - 4.1%
Amorepacific Corp.	35	4,254
Estee Lauder Cos Inc/The - Class A	270	28,728
Inter Parfums, Inc.	20	2,320
Shiseido Co. Ltd.	500	14,261
		49,563
Home Builders - 1.1%
Toll Brothers, Inc.	120	13,822
Home Furnishings - 0.9%
Ethan Allen Interiors, Inc.	25	697
Sleep Number Corp.(b)	25	239
Tempur Sealy International, Inc.	200	9,468
		10,404

	Shares	Value
Internet - 0.1%
RealReal Inc/The(b)	140	$447
Revolve Group, Inc.(b)(d)	50	795
		1,242
Leisure Time - 4.9%
Beneteau SACA	45	471
Norwegian Cruise Line Holdings Ltd.(b)	500	9,395
Polaris, Inc.	65	5,090
Royal Caribbean Cruises Ltd.(b)	260	41,452
Sanlorenzo SpA/Ameglia	20	827
Topgolf Callaway Brands Corp.(b)	165	2,525
		59,760
LeisureTime - 1.8%
Carnival Corp.(b)	1,180	22,090
Lodging - 11.4%
Hilton Worldwide Holdings, Inc.	205	44,731
Kangwon Land, Inc.	135	1,361
Las Vegas Sands Corp.	385	17,036
Marriott International Inc/MD - Class A	200	48,354
Melco International Development Ltd.(b)	1,000	672
Melco Resorts & Entertainment Ltd. - ADR(b)	220	1,641
MGM China Holdings Ltd.	800	1,246
Paradise Co Ltd.	60	615
Resorttrust, Inc.	100	1,483
Sands China Ltd.(b)	2,800	5,839
Shangri-La Asia Ltd.	2,000	1,376
SJM Holdings Ltd.(b)	3,000	1,018
Star Entertainment Grp Ltd/The(b)	1,595	522
Wynn Macau Ltd.	1,600	1,312
Wynn Resorts Ltd.	120	10,740
		137,946
Miscellaneous Manufacturing - 0.3%
Nikon Corp.	400	4,043
Retail - 17.1%
Brunello Cucinelli SpA	50	5,010
Chow Tai Fook Jewellery Group Ltd.	3,000	3,247
Cie Financiere Richemont SA	680	106,132
Hong Kong Resources Holdings Co. Ltd.(a)(b)	41	4
Hotel Shilla Co Ltd.	40	1,557
HUGO BOSS AG	95	4,253
Luk Fook Holdings International Ltd.	1,000	2,129
Lululemon Athletica, Inc.(b)	90	26,883
Moncler SpA	325	19,875
Movado Group, Inc.	20	497
Nordstrom, Inc.	135	2,865
RH(b)	20	4,889

The accompanying notes are an integral part of these financial statements.

9

Roundhill S&P Global Luxury ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - (Continued)
Salvatore Ferragamo SpA	105	$890
Shinsegae, Inc.	10	1,140
Signet Jewelers Ltd.	55	4,927
Watches of Switzerland Group PLC(b)(c)	165	863
Williams-Sonoma, Inc.	75	21,178
		206,339
Software - 0.0%(e)
Faraday Future Intelligent Electric, Inc.(b)	7	3
TOTAL COMMON STOCKS (Cost $1,235,086)		1,188,543
PREFERRED STOCKS - 0.5%
Auto Manufacturers - 0.5%
Dr Ing hc F Porsche AG 0.00%,(c)	85	6,333
TOTAL PREFERRED STOCKS (Cost $9,324)		6,333
	Units
SHORT-TERM INVESTMENTS - 2.1%
Investments Purchased with Proceeds from Securities Lending - 1.0%
Mount Vernon Liquid Assets Portfolio, LLC(f)	11,838	11,838
	Shares
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 5.23%(f)	13,279	13,279
TOTAL SHORT-TERM INVESTMENTS (Cost $25,117)		25,117
TOTAL INVESTMENTS - 100.8% (Cost $1,269,527)		$1,219,993
Liabilities in Excess of Other Assets - (0.8)%		(10,153)
TOTAL NET ASSETS - 100.0%		$1,209,840

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $8,304 or 0.7% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $10,728 which represented 0.9% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

10

Roundhill S&P Global Luxury ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,188,543	$ —	$ —	$1,188,543
Preferred Stocks	6,333	—	—	6,333
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	11,838
Money Market Funds	13,279	—	—	13,279
Total Investments	$1,208,155	$—	$—	$1,219,993

Refer to the Schedule of Investments for additional information.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

11

Roundhill Sports Betting & iGaming ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Entertainment - 92.0%(a)
Bally’s Corp.(b)	72,605	$869,082
Betsson AB(b)	353,936	4,140,873
Caesars Entertainment, Inc.(b)(c)	56,089	2,228,977
Churchill Downs, Inc.(c)	37,620	5,251,752
DraftKings, Inc. - Class A(b)(c)	183,169	6,991,561
Entain PLC	455,971	3,631,260
Everi Holdings, Inc.(b)	21,735	182,574
Evoke PLC(b)	939,937	995,092
Evolution AB(d)	53,099	5,535,429
Flutter Entertainment PLC(b)(c)	47,386	8,641,311
Genius Sports, Ltd.(b)	338,075	1,842,509
Intralot SA-Integrated Information Systems & Gaming Services(b)	71,666	90,327
Kambi Group PLC(b)	63,811	637,495
Kindred Group PLC	426,313	5,072,183
La Francaise des Jeux SAEM(d)	101,510	3,459,641
Light & Wonder, Inc. - Class A(b)(c)	24,500	2,569,560
Lottery Corp. Ltd.	583,621	1,976,143
OPAP SA	123,431	1,936,691
Penn Entertainment, Inc.(b)(c)	103,577	2,004,733
Playtech PLC(b)	686,600	4,035,862
PointsBet Holdings Ltd.	716,954	225,045
Rush Street Interactive, Inc.(b)	298,343	2,861,109
Sportradar Group AG - Class A(b)	359,737	4,021,860
Super Group SGHC Ltd.(b)	597,098	1,928,627
Tabcorp Holdings Ltd.	6,186,455	2,892,141
Tokyotokeiba Co. Ltd.	40,400	1,018,413
		75,040,250
Internet - 2.0%
Better Collective AS(b)	36,524	782,889
Gambling.com Group Ltd.(b)	55,749	458,257
Jumbo Interactive Ltd.	35,138	405,743
		1,646,889
Lodging - 5.2%
Boyd Gaming Corp.	18,904	1,041,610
MGM Resorts International(b)	71,743	3,188,259
		4,229,869
TOTAL COMMON STOCKS (Cost $91,301,286)		80,917,008
	Contracts
WARRANTS - 0.0%(e)
PointsBet Holdings Ltd., Expires 07/08/2024, Exercise Price $10.00(b)(f)	151,840	0
TOTAL WARRANTS (Cost $0)		0

	Units	Value
SHORT-TERM INVESTMENTS - 11.4%
Investments Purchased with Proceeds from Securities Lending - 10.6%
Mount Vernon Liquid Assets Portfolio, LLC(g)	8,659,210	$8,659,210
	Shares
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 5.23%(g)	630,814	630,814
TOTAL SHORT-TERM INVESTMENTS (Cost $9,290,024)		9,290,024
TOTAL INVESTMENTS - 110.6% (Cost $100,591,310)		90,207,032
Liabilities in Excess of Other Assets - (10.6)%		(8,609,272)
TOTAL NET ASSETS - 100.0%		$81,597,760

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $8,468,073 which represented 8.9% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $8,995,070 or 11.0% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(g)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

12

Roundhill Sports Betting & iGaming ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$80,917,008	$ —	$ —	$80,917,008
Warrants	—	—	—(a)	—(a)
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—	8,659,210
Money Market Funds	630,814	—	—	630,814
Total Investments	$81,547,822	$—	$—(a)	$90,207,032

Refer to the Schedule of Investments for additional information.
(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

13

Roundhill Video Games ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Computers - 2.6%
Keywords Studios PLC	15,706	$ 459,021
Internet - 4.4%
NCSoft Corp.	2,133	278,770
Webzen, Inc.	20,935	253,988
Wemade Co. Ltd.(a)	8,316	257,666
		790,424
Software - 74.5%(b)
AppLovin Corp. - Class A(a)(d)	10,664	887,458
Capcom Co. Ltd.	28,600	539,250
CD Projekt SA	9,763	337,451
COLOPL, Inc.	66,200	269,146
Com2uS Corp.	8,049	223,665
DeNA Co. Ltd.	29,900	296,472
Gree, Inc.	79,300	262,756
GungHo Online Entertainment, Inc.	18,200	306,784
Electronic Arts, Inc.	10,988	1,530,958
Embracer Group AB(a)(d)	111,509	245,231
IGG, Inc.(a)	636,000	245,198
International Games System Co. Ltd.	13,739	573,844
Kakao Games Corp.(a)	16,674	248,323
Koei Tecmo Holdings Co. Ltd.	31,400	271,134
Konami Group Corp.	6,200	446,326
Krafton, Inc.(a)	2,569	525,371
MIXI, Inc.	15,300	288,195
Modern Times Group MTG AB - Class B(a)	31,345	252,768
Netmarble Corp.(a)(c)	6,008	234,384
Nexon Co. Ltd.	28,100	519,691
Paradox Interactive AB	18,332	245,807
Pearl Abyss Corp.(a)	9,931	318,528
ROBLOX Corp. - Class A(a)	29,462	1,096,281
Sega Sammy Holdings, Inc.	22,600	335,572
Square Enix Holdings Co. Ltd.	11,000	330,424
Stillfront Group AB(a)	215,670	202,734
Take-Two Interactive Software, Inc.(a)	8,007	1,245,009
Team17 Group PLC(a)	78,159	271,701
Ubisoft Entertainment SA(a)	14,403	315,521
Unity Software, Inc.(a)(d)	24,482	398,077
		13,264,059
Toys/Games/Hobbies - 18.2%
Bandai Namco Holdings, Inc.	25,000	488,002
Nintendo Co. Ltd.	51,700	2,749,877
		3,237,879
TOTAL COMMON STOCKS (Cost $18,699,944)		17,751,383

	Units	Value
SHORT-TERM INVESTMENTS - 7.6%
Investments Purchased with Proceeds from Securities Lending - 7.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45%(e)(f)	1,328,978	$1,328,978
		1,328,978
	Shares
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23%(e)	17,986	17,986
TOTAL SHORT-TERM INVESTMENTS (Cost $1,346,964)		1,346,964
TOTAL INVESTMENTS - 107.3% (Cost $20,046,908)		$19,098,347
Liabilities in Excess of Other Assets - (7.3)%		(1,302,026)
TOTAL NET ASSETS - 100.0%		$17,796,321

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $234,384 or 1.3% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $1,288,357 which represented 7.2% of net assets.
(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(f)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $1,328,978.
The accompanying notes are an integral part of these financial statements.

14

Roundhill Video Games ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)
The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2024, are as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$17,751,383	$ —	$ —	$17,751,383
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,328,978
Money Market Funds	17,986	—	—	17,986
Total Investments	$17,769,368	$—	$—	$19,098,347

Refer to the Schedule of Investments for additional information.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

15

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Roundhill Alerian LNG ETF	Roundhill Ball Metaverse ETF	Roundhill Cannabis ETF	Roundhill Magnificent Seven ETF	Roundhill S&P Global Luxury ETF
ASSETS:
Investments, at value	$780,181	$413,874,884	$6,045,538	$470,502,574	$1,219,993
Receivable for investments sold	5,233	—	—	26,455,843	—
Dividends and interest receivable	2,315	256,804	4,444	34,484	2,117
Unrealized appreciation on swap contracts	—	—	—	41,611,637	—
Receivable for fund shares sold	—	—	—	22,107,330	—
Security lending income receivable	—	2,590	—	—	25
Foreign currency, at value	—	95	—	—	—
Total assets	787,729	414,134,373	6,049,982	560,357,575	1,222,135
LIABILITIES:
Payable to custodian	4,642	—	—	—	—
Payable to adviser	413	192,640	1,862	96,516	457
Payable for investments purchased	—	—	—	24,708,743	—
Payable for swap contacts	—	—	494,086	354,293	—
Payable for capital shares redeemed	—	—	—	23,912,010	—
Payable upon return of securities loaned	—	18,499,077	—	—	11,838
Total liabilities	5,055	18,691,717	495,948	48,717,269	12,295
NET ASSETS	$782,674	$395,442,656	$5,554,034	$511,640,306	$1,209,840
Net Assets Consists of:
Paid-in capital	$740,144	$678,348,378	$6,445,486	$443,031,279	$1,249,626
Total distributable earnings/(accumulated losses)	42,530	(282,905,722)	(891,452)	68,609,027	(39,786)
Total net assets	$782,674	$395,442,656	$5,554,034	$511,640,306	$1,209,840
Net asset	$782,674	$395,442,656	$5,554,034	$511,640,306	$1,209,840
Shares issued and outstanding(a)	30,000	30,225,000	175,000	11,340,000	50,000
Net asset value per share	$26.09	$13.08	$31.74	$45.12	$24.2
COST:
Investments, at cost	$735,700	$410,157,125	$6,140,652	$459,285,067	$1,269,527
Foreign currency, at cost	$—	$94	$—	$—	$—
LOANED SECURITIES:
at value (included in investments)	$—	$17,730,097	$—	$—	$10,728

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

16

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)(Continued)

	Roundhill Sports Betting & iGaming ETF	Roundhill Video Games ETF
ASSETS:
Investments, at value	$90,207,032	$19,098,347
Dividends and interest receivable	99,627	34,154
Security lending income receivable	1,643	298
Foreign currency, at value	—	327
Prepaid expenses and other assets	—	—
Total assets	90,308,302	19,133,126
LIABILITIES:
Payable upon return of securities loaned	8,659,210	1,328,978
Payable to adviser	50,331	7,827
Payable to custodian foreign currency, at value	1,001	—
Payable to custodian	—	—
Payable for expenses and other liabilities	—	—
Total liabilities	8,710,542	1,336,805
NET ASSETS	$81,597,760	$17,796,321
Net Assets Consists of:
Paid-in capital	$245,182,737	$59,487,238
Total accumulated losses	(163,584,977)	(41,690,917)
Total net assets	$81,597,760	$17,796,321
Net asset	$81,597,760	$17,796,321
Shares issued and outstanding(a)	4,775,000	1,125,000
Net asset value per share	$17.09	$15.82
COST:
Investments, at cost	$100,591,310	$20,046,908
Foreign currency, at cost	$—	$327
PROCEEDS:
Foreign currency proceeds	$990	$—
LOANED SECURITIES:
at value (included in investments)	$8,468,073	$1,288,357

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

17

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)

	Roundhill Alerian LNG ETF	Roundhill Ball Metaverse ETF	Roundhill Cannabis ETF	Roundhill Magnificent Seven ETF	Roundhill S&P Global Luxury ETF
INVESTMENT INCOME:
Dividend income	$16,107	$1,466,317	$—	$133,097	$16,403
Less: Dividend withholding taxes	(317)	(79,400)	—	—	(2,292)
Less: Issuance fees	—	(237)	—	—	(5)
Interest income	217	16,185	166,514	3,212,204	124
Securities lending income	—	50,421	—	—	178
Total investment income	16,007	1,453,286	166,514	3,345,301	14,410
EXPENSES:
Investment advisory fee	2,397	1,234,920	11,930	307,487	2,825
Interest expense	—	—	—	2	—
Total expenses	2,397	1,234,920	11,930	307,489	2,825
NET INVESTMENT INCOME	13,610	218,366	154,584	3,037,812	11,585
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	1,915	28,047,223	(661)	15,599,021	134
Swap contracts	—	—	(640,484)	(2,133,059)	—
Foreign currency translation	(93)	(58,003)	2,698	–	(23)
Net realized gain/(loss)	1,822	27,989,220	(638,447)	13,465,962	111
Net change in unrealized appreciation/(depreciation) on:
Investments	48,573	23,632,538	(95,114)	10,725,354	(61,291)
Written option contracts	—	—	15,789	—	—
Swap contracts	—	—	—	40,023,073	—
Foreign currency translation	(8)	429	—	—	(46)
Net change in unrealized appreciation/(depreciation)	48,565	23,632,967	(79,325)	50,748,427	(61,337)
Net realized and unrealized gain/(loss)	50,387	51,622,187	(717,772)	64,214,389	(61,226)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,997	$51,840,553	$(563,188)	$67,252,201	$(49,641)

The accompanying notes are an integral part of these financial statements.

18

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)(Continued)

	Roundhill Sports Betting & iGaming ETF	Roundhill Video Games ETF
INVESTMENT INCOME:
Dividend income	$615,650	$113,570
Less:Dividend withholding taxes	(79,601)	(12,662)
Interest income	4,922	592
Securities lending income	8,662	1,822
Total investment income	549,633	103,322
EXPENSES:
Investment advisory fee	336,604	48,854
Income tax expense	2,045	—
Total expenses	338,649	48,854
NET INVESTMENT INCOME	210,984	54,468
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	2,253,214	173,248
Foreign currency translation	(871)	(4,411)
Net realized gain	2,252,343	168,837
Net change in unrealized appreciation/(depreciation) on:
Investments	(4,023,907)	(150,330)
Foreign currency translation	494	(3,472)
Net change in unrealized depreciation	(4,023,413)	(153,802)
Net realized and unrealized gain/(loss)	(1,771,070)	15,035
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,560,086)	$69,503

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	Roundhill Alerian LNG ETF		Roundhill Ball Metaverse ETF
	Period Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(a)	Period Ended June30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$13,610	$2,080	$218,366	$833,587
Net realized gain/(loss)	1,822	(8)	27,989,220	(30,540,265)
Net change in unrealized appreciation/(depreciation)	48,565	(4,092)	23,632,967	232,108,069
Net increase/(decrease) in net assets from operations	63,997	(2,020)	51,840,553	202,401,391
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(15,668)	(3,779)	—	(762,710)
Return of capital	—	(12,506)	—	(5,854)
Total distributions to shareholders	(15,668)	(16,285)	—	(768,564)
CAPITAL TRANSACTIONS:
Creations	—	752,436	—	39,406,050
Redemptions	—	—	(119,999,360)	(147,757,543)
ETF transaction fees (See Note 4)	—	214	45,667	32,587
Net increase (decrease) in net assets from capital transactions	—	752,650	(119,953,693)	(108,318,906)
NET INCREASE (DECREASE) IN NET ASSETS	48,329	734,345	(68,113,140)	93,313,921
NET ASSETS:
Beginning of the period	734,345	—	463,555,796	370,241,875
End of the period	$782,674	$734,345	$395,442,656	$463,555,796
SHARES TRANSACTIONS
Creations	—	30,000	—	3,750,000
Redemptions	—	—	(9,950,000)	(14,950,000)
Total increase/(decrease) in shares outstanding	—	30,000	(9,950,000)	(11,200,000)

(a)	Inception date of the Fund was September 19, 2023.
The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets(Continued)

	Roundhill Cannabis ETF		Roundhill Magnificent Seven ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(a)
OPERATIONS:
Net investment income	$154,584	$103,456	$3,037,812	$146,142
Net realized gain/(loss)	(638,447)	19,161	13,465,962	119,404
Net change in unrealized appreciation/(depreciation)	(79,325)	—	50,748,427	1,443,605
Net increase/(decrease) in net assets from operations	(563,188)	122,617	67,252,201	1,709,151
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	—	—	(143,008)
Total distributions to shareholders	—	—	—	(143,008)
CAPITAL TRANSACTIONS:
Creations	6,004,833	1,545,805	471,491,210	38,186,462
Redemptions	(3,067,929)	—	(64,452,117)	(2,403,593)
ETF transaction fees (See Note 4)	15,482	—	—	—
Net increase in net assets from capital transactions	2,952,386	1,545,805	407,039,093	35,782,869
NET INCREASE IN NET ASSETS	2,389,198	1,668,422	474,291,294	37,349,012
NET ASSETS:
Beginning of the period	3,164,836	1,496,414	37,349,012	—
End of the period	$5,554,034	$3,164,836	$511,640,306	$37,349,012
SHARES TRANSACTIONS
Creations	150,000	55,000	11,770,000	1,200,000
Redemptions	(80,000)	—	(1,550,000)	(80,000)
Total increase/(decrease) in shares outstanding	70,000	55,000	10,220,000	(1,120,000)

(a)	Inception date of the Fund was April 10, 2023.
The accompanying notes are an integral part of these financial statements.

21

Statements of Changes in Net Assets(Continued)

	Roundhill S&P Global Luxury ETF		Roundhill Sports Betting & iGaming ETF
	Period Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(a)	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$11,585	$4,524	$210,984	$536,857
Net realized gain/(loss)	111	(2,181)	2,252,343	(72,720,522)
Net change in unrealized appreciation/(depreciation)	(61,337)	11,797	(4,023,413)	96,271,225
Net increase/(decrease) in net assets from operations	(49,641)	14,140	(1,560,086)	24,087,560
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(4,285)	—	—
Return of capital	—	(18)	—	—
Total distributions to shareholders	—	(4,303)	—	—
CAPITAL TRANSACTIONS:
Creations	—	1,249,500	—	16,759,088
Redemptions	—	—	(17,365,605)	(58,354,018)
ETF transaction fees (See Note 4)	—	144	—	2,738
Net increase (decrease) in net assets from capital transactions	—	1,249,644	(17,365,605)	(41,592,192)
NET INCREASE (DECREASE) IN NET ASSETS	(49,641)	1,259,481	(18,925,691)	(17,504,632)
NET ASSETS:
Beginning of the period	1,259,481	—	100,523,451	118,028,083
End of the period	$ 1,209,840	$1,259,481	$81,597,760	$100,523,451
SHARES TRANSACTIONS
Creations	—	50,000	—	975,000
Redemptions	—	—	(1,000,000)	(3,425,000)
Total increase/(decrease) in shares outstanding	—	50,000	(1,000,000)	(2,450,000)

(a)	Inception date of the Fund was August 22, 2023.
The accompanying notes are an integral part of these financial statements.

22

Statements of Changes in Net Assets(Continued)

	Roundhill Video Games ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$54,468	$180,413
Net realized gain/(loss)	168,837	(551,745)
Net change in unrealized appreciation/(depreciation)	(153,802)	3,228,193
Net increase in net assets from operations	69,503	2,856,861
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(222,207)
Total distributions to shareholders	—	(222,207)
CAPITAL TRANSACTIONS:
Creations	1,150,133	1,147,748
Redemptions	(4,270,645)	(8,200,183)
ETF transaction fees (See Note 4)	3,563	11,662
Net decrease in net assets from capital transactions	(3,116,949)	(7,040,773)
NET DECREASE IN NET ASSETS	(3,047,446)	(4,406,119)
NET ASSETS:
Beginning of the period	20,843,767	25,249,886
End of the period	$ 17,796,321	$20,843,767
SHARES TRANSACTIONS
Creations	75,000	75,000
Redemptions	(275,000)	(550,000)
Total decrease in shares outstanding	(200,000)	(475,000)

The accompanying notes are an integral part of these financial statements.

23

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUITONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Net realized and unrealized loss	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(b)	Net assets, end of period (in thousands)	Ratio of expense to average net assets	Ratio of expenses to average net assets before expense reimbursement/ recoupment	Ratio of expenses to average net assets after expense reimbursement/ recoupment	Ratio of dividends, interest and borrowing expenses on securities sold short to average net assets	Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(b)
Roundhill Alerian LNG ETF
6/30/2024(c)	$24.48	0.45	1.68	2.13	(0.52)	—	—	(0.52)	$—	$26.09	8.72%	$783	0.65%	0.65%	0.65%	—%	0.65%	3.69%	15%
12/31/2023(d)	$25.12	0.07	(0.18)	(0.11)	(0.12)	—	(0.42)	(0.54)	$0.01	$24.48	−0.41%	$734	0.75%	0.75%	0.75%	—%	0.75%	1.10%	11%
Roundhill Ball Metaverse ETF
6/30/2024(c)	$11.54	0.01	1.53	1.54	—	—	—	—	$—(e)	$13.08	13.39%	$395,443	0.59%	0.59%	0.59%	—%	0.59%	0.10%	31%
12/31/2023	$7.21	0.02	4.33	4.35	(0.02)	—	(0.00)(e)	(0.02)	$—(e)	$11.54	60.37%	$463,556	0.59%	0.59%	0.59%	—%	0.59%	0.19%	30%
12/31/2022	$15.17	0.01	(7.96)	(7.95)	(0.01)	—	(0.00)(e)	(0.01)	$—(e)	$7.21	−52.44%	$370,242	0.60%	0.60%	0.60%	—%	0.60%	0.06%	47%
12/31/2021(f)	$15.07	(0.01)	0.10	0.09	—	—	—	—	$0.01	$15.17	0.63%	$933,059	0.75%	0.75%	0.75%	—%	0.75%	(0.13)%	41%
Roundhill Cannabis ETF
6/30/2024(c)	$30.14	0.95	0.55	1.50	—	—	—	—	$0.10	$31.74	5.30%	$5,554	0.39%	0.39%	0.39%	—%	0.39%	5.05%	—%
12/31/2023	$29.95	1.18	(0.99)	0.19	—	—	—	—	$—	$30.14	0.71%	$3,165	0.39%	0.48%	0.39%	—%	0.39%	4.58%	—%
12/31/2022(g)	$76.60	0.45	(47.15)	(46.70)	—	—	—	—	$0.05	$29.95	−60.93%	$1,496	0.52%	0.75%	0.52%	—%	0.52%	1.32%	65%
Roundhill Magnificent Seven ETF
6/30/2024(c)	$33.35	0.57	11.20	11.77	—	—	—	—	$—	$45.12	35.30%	$511,640	0.29%	0.29%	0.29%	0.00%(h)	0.29%	2.87%	21%
12/31/2023(i)	$24.77	0.67	8.05	8.72	(0.14)	(0.00)(e)	—	(0.14)	$—	$33.35	35.21%	$37,349	0.29%	0.29%	0.29%	—%	0.29%	2.92%	81%
Roundhill S&P Global Luxury ETF
6/30/2024(c)	$25.19	0.56	(1.55)	(0.99)	—	—	—	—	$—(e)	$24.20	−3.94%	$1,210	0.45%	0.45%	0.45%	—%	0.45%	1.85%	—%
12/31/2023(j)	$24.99	0.09	0.20	0.29	(0.09)	—	(0.00)(e)	(0.09)	$—(e)	$25.19	1.14%	$1,259	0.49%	0.49%	0.49%	—%	0.49%	1.07%	1%
Roundhill Sports Betting & iGaming ETF
6/30/2024(c)	$17.41	0.04	(0.36)	(0.32)	—	—	—	—	$—	$17.09	−1.83%	$81,598	0.75%	0.75%	0.75%	—%	0.75%	0.47%	1%
12/31/2023	$14.35	0.08	2.98	3.06	—	—	—	—	$—(e)	$17.41	21.30%	$100,523	0.75%	0.75%	0.75%	—%	0.75%	0.46%	64%
12/31/2022	$24.88	0.07	(10.51)	(10.44)	(0.04)	—	(0.05)	(0.09)	$—	$14.35	−41.99%	$118,028	0.75%	0.75%	0.75%	—%	0.75%	0.38%	43%
12/31/2021	$25.86	0.08	(1.06)	(0.98)	—	—	—	—	$—(e)	$24.88	−3.78%	$290,507	0.75%	0.75%	0.75%	—%	0.75%	0.26%	52%
12/31/2020(k)	$15.41	0.11	10.41	10.52	(0.07)	—	(0.00)(e)	(0.07)	$—(e)	$25.86	68.28%	$206,891	0.75%	0.75%	0.75%	—%	0.75%	0.92%	43%
Roundhill Video Games ETF
6/30/2024(c)	$15.73	0.04	0.05	0.09	—	—	—	—	$—(e)	$15.82	0.55%	$17,796	0.50%	0.50%	0.50%	—%	0.50%	0.56%	8%
12/31/2023	$14.03	0.11	1.75	1.86	(0.17)	—	—	(0.17)	$0.01	$15.73	13.35%	$20,844	0.50%	0.50%	0.50%	—%	0.50%	0.76%	17%
12/31/2022	$24.99	0.14	(11.01)	(10.87)	(0.10)	—	—	(0.10)	$0.01	$14.03	−43.49%	$25,250	0.50%	0.50%	0.50%	—%	0.50%	0.78%	83%
12/31/2021	$30.09	0.05	(5.17)	(5.12)	(0.01)	—	—	(0.01)	$0.03	$24.99	−16.93%	$62,475	0.50%	0.50%	0.50%	—%	0.50%	0.16%	52%
12/31/2020	$16.01	0.04	14.34	14.38	(0.10)	(0.22)	—	(0.32)	$0.02	$30.09	89.88%	$73,717	0.44%	0.50%	0.44%	—%	0.44%	0.18%	93%
12/31/2019(l)	$14.86	0.08	1.11	1.19	(0.05)	—	(0.00)(e)	(0.05)	$0.01	$16.01	8.11%	$10,810	0.25%	0.50%	0.25%	—%	0.25%	0.90%	34%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Not annualized for periods less than one year.
(c)	Unaudited
The accompanying notes are an integral part of these financial statements.

24

FINANCIAL HIGHLIGHTS(Continued)
(d)	Inception date of the Fund was September 19, 2023.
(e)	Amount represents less than $0.005 per share.
(f)	Inception date of the Fund was June 29, 2021.
(g)	Inception date of the Fund was April 19, 2022.
(h)	Amount represents less than 0.005%.
(i)	Inception date of the Fund was April 10, 2023.
(j)	Inception date of the Fund was August 22, 2023.
(k)	Inception date of the Fund was June 3, 2020.
(l)	Inception date of the Fund was June 3, 2019.
The accompanying notes are an integral part of these financial statements.

25

Roundhill ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)
1. ORGANIZATION
Roundhill Video Games ETF (“NERD”), Roundhill Sports Betting & iGaming ETF (“BETZ”), Roundhill Ball Metaverse ETF (“METV”), Roundhill Cannabis ETF (“WEED”), Roundhill Magnificent Seven ETF (“MAGS”), Roundhill S&P® Global Luxury ETF (“LUXX”) and Roundhill Alerian LNG ETF (“LNGG”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
NERD is a passively-managed exchange-traded fund (“ETF”). NERD’s objective is to track the total return performance, before fees and expenses, of the Nasdaq CTA Global Video Games Software Index (the “NERD Index”). The NERD Index, which was developed and is maintained by both Nasdaq and the Consumer Technology Association, is a modified theme-adjusted free float market capitalization index designed to track the performance of the common stock (or corresponding depositary receipts) of exchange-listed companies engaged in video game publishing and/or video game development.
BETZ is a passively-managed ETF. BETZ’s objective is to track the total return performance, before fees and expenses, of the Morningstar Sports Betting & iGaming Select Index (the “Index”). The Index tracks the performance of the common stock (or corresponding ADRs or GDRs) of domestic and foreign sports and online betting (a/k/a iGaming) companies. Sports betting and iGaming companies are broadly defined as companies engaged, directly or indirectly, in analyzing sports events and wagering on the outcome and/or in betting online in games of chance.
METV is a passively-managed ETF. METV’s objective is to track the performance, before fees and expenses, of the Ball Metaverse Index (the “METV Index”). The META Index tracks the performance of globally-listed equity securities of companies that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues (“Metaverse Companies”). “Metaverse” is a term used to refer to a future iteration of the Internet. Users will primarily engage with the Metaverse through persistent, simultaneous, and shared three-dimensional virtual simulations and spaces. The Metaverse will also connect to physical spaces, two-dimensional Internet experiences (e.g., standard apps, webpages), and finite simulations (e.g., a game). The Metaverse will be supported by a wide range of technologies, tools, and standards that enable high volumes of concurrent users, a rich virtual-only economy of labor, goods, and services, and wide-ranging interoperability of data, digital assets, and content.
WEED is an actively managed ETF. WEED seeks to achieve its investment objective by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem. The cannabis and hemp ecosystem encompasses businesses involved in the production, distribution and marketing of cannabis and hemp and products derived therefrom
MAGS is an actively managed ETF. MAGS pursues its investment objective by seeking investment exposure to the largest companies (“Underlying Issuers”) in technology industries, which includes automotive, technology hardware, e-commerce discretionary, internet media & services, semiconductors and software. MAGS offers exposure to Underlying Issuers primarily through the use of swap agreements and/or forward contracts, as well as equity securities issued by the Underlying Issuers.
LUXX is a passively-managed ETF. LUXX’s objective seeks to track the performance, before fees and expenses, of the S&P Global Luxury Index (the “Index”), which, in turn, provides exposure to the production, distribution, or provision of luxury goods and services (collectively, Luxury Companies).
LNGG is a passively-managed ETF. LNGG’s objective seeks to track the performance, before fees and expenses, of the Alerian Liquefied Natural Gas Index (the “Index”), which, in turn, provides exposure to the liquefied natural gas industry (“LNG Industry”). The LNG Industry encompasses liquefication, liquefied natural gas carriers, regasification, and diversified liquefied natural gas.

26

Roundhill ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board”) has designated a fair valuation committee at Roundhill Financial Inc. (“Roundhill” or the “Adviser”) as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
Total return swap contracts are valued using the closing price of the underlying security or benchmark that the contract is tracking.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

27

Roundhill ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of June 30, 2024 for the Funds based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. Distributions received from REITs may be classified as dividends, capital gains, or return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue

28

Roundhill ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2023, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2023, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2023 fiscal period. At December 31, 2023, the Funds’ fiscal period end, the tax periods from previous three fiscal years (or commencement of operations, if shorter) remained open to examination in the Funds’ major tax jurisdictions.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives – WEED and MAGS may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. The amount of receivable/payable for open swap contracts represents the gain/loss amount accrued on swaps held at the June 28, 2024 monthly reset date that will be received/paid from/to the broker.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swaps are gross settlement amounts.

29

Roundhill ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2024.
Roundhill Cannabis ETF

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities
						Financial Instruments	Collateral Paid	Net Amount
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$81,455	$(81,455)	$—	$ —	$ —	$—
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(575,541)	$81,455	$(494,086)	$—	$—	$(494,086)

Roundhill Magnificent Seven ETF

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities
						Financial Instruments	Collateral Paid	Net Amount
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$41,611,637	$ —	$41,611,637	$ —	$ —	$41,611,637

The average monthly notional amount of the swap contracts during the period ended June 30, 2024 was as follows:

Average Monthly Notional Amount of Swap Contracts
Roundhill Cannabis ETF	$6,546,817
Roundhill Magnificent Seven ETF	141,246,594

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of June 30, 2024:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
Roundhill Cannabis ETF	Equity Risk Swap Contracts	Receivable for open swap contracts, net	$—	$494,086
Roundhill Magnificent Seven ETF	Equity Risk Swap Contracts	Unrealized appreciation on swap contracts/Payable for swap contracts	41,611,637	354,293

30

Roundhill ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended June 30, 2024:

	Derivative	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
Roundhill Cannabis ETF	Equity Risk Swap Contracts	Swap Contracts	$(640,484)	$—
Roundhill Magnificent Seven ETF	Equity Risk Swap Contracts	Swap Contracts	(2,133,059)	40,023,073

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at the following annual rates:

NERD	0.50%
BETZ	0.75%
METV	0.59%
WEED	0.39%
MAGS	0.29%
LUXX	0.45%
LNGG	0.65%

Roundhill has agreed to pay all expenses of the Funds except the fee paid to Roundhill under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). Roundhill, in turn, compensates Exchange Traded Concepts, LLC as the Sub-Adviser from the management fee it receives.
Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Minimum Annual Fee*	Asset-Based Fee
$15,000	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

*	The minimum annual fee for MAGS is $20,000.

31

Roundhill ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of BETZ, METV, LUXX and LNGG are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Shares of WEED are listed on the CBOE BZX Exchange, Inc. Shares of NERD and MAGS are listed on the NASDAQ Stock Market, LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is as follows:

NERD	$500
BETZ	$500
METV	$500
WEED	$300
MAGS	$300
LUXX	$750
LNGG	$300

The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite

32

Roundhill ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

Fiscal Period Ended June 30, 2024
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
NERD	$—	$ —	$ —
BETZ	—	—	—
METV	—	—	—
WEED	—	—	—
MAGS	—	—	—
LUXX	—	—	—
LNGG	15,668	—	—

	Fiscal Year or Period Ended December 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
NERD	$222,207	$ —	$—
BETZ	—	—	—
METV	762,710	—	5,854
WEED	—	—	—
MAGS	143,008	—	—
LUXX	4,285	—	18
LNGG	3,886	—	12,506

(1)	Ordinary income includes short-term capital gains.

33

Roundhill ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
At December 31, 2023, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	NERD	BETZ	METV
Federal Tax Cost of Investments	$25,707,087	$117,367,368	$566,742,261
Gross Tax Unrealized Appreciation	$2,572,330	$7,706,111	$53,919,020
Gross Tax Unrealized Depreciation	(4,592,695)	(16,772,663)	(89,721,868)
Net Tax Unrealized Appreciation (Depreciation)	(2,020,365)	(9,066,552)	(35,802,848)
Undistributed Ordinary Income	39,261	535,165	—
Other Accumulated Gain (Loss)	(39,779,317)	(153,493,504)	(298,943,427)
Total Distributable Earnings / (Accumulated Losses)	$(41,760,421)	$(162,024,891)	$(334,746,275)

	WEED	MAGS	LUXX	LNGG
Federal Tax Cost of Investments	$3,033,901	$ 34,999,386	$ 1,246,815	$ 739,626
Gross Tax Unrealized Appreciation	$—	$1,702,147	$79,313	$21,700
Gross Tax Unrealized Depreciation	—	(350,424)	(67,556)	(27,499)
Net Tax Unrealized Appreciation (Depreciation)	—	1,351,723	11,757	(5,799)
Undistributed Ordinary Income	—	5,103	—	—
Other Accumulated Gain (Loss)	(328,264)	—	(1,902)	—
Total Distributable Earnings / (Accumulated Losses)	$(328,264)	$1,356,826	$9,855	$(5,799)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark-to-market treatment of passive foreign investment companies.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2023, the Funds’ fiscal period end, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover	Late-Year Losses	Post-October Losses
Roundhill Video Games ETF	$32,583,865	$7,193,693	$ —	$ —
Roundhill Sports Betting & iGaming ETF	110,737,476	42,753,509	—	—
Roundhill Ball Metaverse ETF	102,058,355	196,880,883	—	—
Roundhill Cannabis ETF	—	328,264	—	—
Roundhill Magnificent Seven ETF	—	—	—	—
Roundhill S&P® Global Luxury ETF	—	1,942	—	—
Roundhill Alerian LNG ETF	—	—	—	—

34

Roundhill ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
For the fiscal period ended December 31, 2023, the amounts of carryforward capital losses utilized were as follows:

Roundhill Video Games ETF	$49,462
Roundhill Sports Betting & iGaming ETF	—
Roundhill Ball Metaverse ETF	708,337
Roundhill Cannabis ETF	72,776
Roundhill Magnificent Seven ETF	—
Roundhill S&P® Global Luxury ETF	—
Roundhill Alerian LNG ETF	—

6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2024, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
NERD	$717,835	$ (67,285)
BETZ	2,491,828	(620,242)
METV	25,314,307	(2,240,839)
WEED	—	—
MAGS	25,984,552	(10,084,372)
LUXX	—	—
LNGG	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year or period ended June 30, 2024 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
NERD	$1,619,028	$2,383,562	$ 926,252	$3,200,054
BETZ	1,065,990	1,305,322	—	17,171,869
METV	127,451,472	142,147,402	—	105,925,301
WEED	346,340	—	—	—
MAGS	251,624,993	18,290,789	—	64,461,832
LUXX	4	926	—	—
LNGG	109,092	109,768	—	—

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective November 19, 2020, which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or

35

Roundhill ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the period ended June 30, 2024, the Funds loaned securities and received cash collateral for the loans, which was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the Funds’ aggregate net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.
As of June 30, 2024, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
NERD	$1,288,357	$1,328,978
BETZ	8,468,073	8,659,210
METV	17,730,097	18,499,077
WEED	—	—
MAGS	—	—
LUXX	10,728	11,838
LNGG	—	—

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedules of Investments.
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”
9. SUBSEQUENT EVENTS
Effective July 1, 2024, the Adviser has agreed to waive WEED’s unitary management fee and/or limit the Fund’s current expenses such that the Fund’s total annual fund operating expenses will not exceed 0.00% until at least July 1, 2025.
Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

36

BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS
Roundhill Video Games ETF
Roundhill Sports Betting & iGaming ETF
Roundhill Ball Metaverse ETF
Roundhill Cannabis ETF
At meetings held on March 1, 2024 and March 6, 2023 (the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Advisory Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, on behalf of Roundhill Video Games ETF, Roundhill Sports Betting & iGaming ETF, Roundhill Ball Metaverse ETF and Roundhill Cannabis ETF (each a “Fund” and collectively, the “Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Funds.
Pursuant to Section 15 of the 1940 Act, the continuation of an investment advisory agreement after its initial two-year term or a material amendment to an investment advisory agreement must be approved by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from, and reviewed a wide variety of information provided by, the Adviser and Sub-Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the March 6, 2024 Meeting representatives from the Adviser and Sub-Adviser provided the Board with an overview of each Fund’s strategy, the services provided to the Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s investment personnel, financial resources, experience, investment processes, internal quality controls, and compliance programs. The Board considered the Adviser’s and Sub-Adviser’s presentations and the materials the Board received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreements. The Board considered the approval of the Agreements for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory and sub-advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the Meetings, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser and Sub-Adviser from the relationship with the Funds; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and the renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount and the individual trustees may have attributed different weights to various factors.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser and the investment management services it has provided to the Funds. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy and the services provided by the Adviser.
In addition to the Adviser’s responsibilities with respect to implementing each Fund’s investment program, the Board also considered other services currently provided by the Adviser to each Fund, such as monitoring adherence to

37

BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS
the Fund’s investment restrictions, compliance with various policies and procedures and with applicable securities regulations, and the extent to which the Fund achieved its investment objective. The Board also considered that the Adviser provides investment and operational oversight of the Sub-Adviser, as well as arranges for transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate.
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance, for periods ended December 31, 2023, had been included in the Materials. The Board also noted that it had been provided with the Barrington Report, which compared the performance of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Funds (each, a “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided performance information for each Selected Peer Group. The Board also considered the information regarding each Fund’s tracking error compared to its underlying index, noting that any tracking error experienced by a Fund during the past year was within a reasonable range.
Roundhill Video Games ETF: The Board noted that, for the one-year period ended December 31, 2023, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund’s performance tracked that of its underlying index closely. The Board also noted that the Fund changed its underlying index in September 2022 and that the Fund’s current underlying index does not have published returns available for complete periods prior to September 2022. The Board also noted that the Fund underperformed its broad-based securities benchmark, the Solactive GBS Developed Markets Large & Mid Cap TR Index, but recognized that its exposure is different from and much broader than that sought by the Fund and its underlying index.
The Board noted that, for the one-year and three-year periods ended December 31, 2023, the Fund underperformed the median return of its Peer Group and Category Peer Group. The Board further noted that because the Category Peer Group included thematic funds with different thematic investment strategies, none of which were the same as that of the Fund, the Category Peer Group may not constitute an apt comparison by which to judge the Fund’s performance. The Board also noted that the Fund underperformed one of the Selected Peer Group funds and outperformed two others for the one-year period ended December 31, 2023, and underperformed all Selected Peer Group funds for the three-year period ended December 31, 2023. The Board noted that while the Selected Peer Group was a useful comparative group of funds in that they invest in companies in the gaming industry, all of the Selected Peer Group funds maintained broader exposure to the gaming industry than that sought by the Fund.
Roundhill Sports Betting & iGaming ETF: The Board noted that the Fund changed its underlying index in October 2023, and that the Fund had been outperforming the performance of its new index since that date. The Board noted that, for each of the one-year, three-year and since inception periods ended December 31, 2023, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its former underlying index, indicating that the Fund tracked its former underlying index closely. The Board also noted that the Fund underperformed its broad-based securities benchmark, the Solactive GBS Developed Markets Large & Mid Cap TR Index, for the one-year period and significantly underperformed its broad-based benchmark for the three-year and since inception periods, but recognized that its exposure is different from and much broader than that sought by the Fund and its underlying index.
The Board noted that, for the one-year and three-year periods ended December 31, 2023, the Fund underperformed the median return of its Peer Group and Category Peer Group. The Board took into consideration that the Peer Group and Category Peer Group included thematic funds with different investment strategies from the Fund and therefore may not allow for an apt comparison by which to judge the Fund’s performance. The Board also noted that the Fund significantly outperformed the sole competitor in the Selected Peer Group for the one-year period, although significantly underperformed that same competitor for the three and five year periods. The Board noted that while the Selected Peer Group was a useful comparative group of funds in that they invest in companies in the sports betting and iGaming industry, all of the Selected Peer Group funds maintained broader exposure to the sports betting and iGaming industry than that sought by the Fund.

38

BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS
Roundhill Ball Metaverse ETF: The Board noted that, for each of the one-year and since inception periods ended December 31, 2023, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund significantly outperformed its broad-based benchmark, the Solactive GBS Developed Markets Large & Mid Cap TR Index, for the one-year period but underperformed the broad-based benchmark for the since inception period, but recognized that its exposure is different from and much broader than that sought by the Fund and its underlying index.
The Board noted that, for the one-year period ended December 31, 2023, the Fund significantly outperformed the median return of its Peer Group and Category Peer Group. The Board took into consideration that the Peer Group and Category Peer Group included thematic funds with different investment strategies from the Fund and therefore may not allow for an apt comparison by which to judge the Fund’s performance. The Board also noted that the Fund outperformed all competitors included in the Selected Peer Group for the same one-year period. The Board noted that while the Selected Peer Group was a useful comparative group of funds in that they invest in companies in the metaverse industry, all of the Selected Peer Group funds maintained broader exposure to the metaverse industry than that sought by the Fund.
Roundhill Cannabis ETF: The Board noted that, for the one-year period ended December 31, 2023, the Fund outperformed its broad-based benchmark, the North American Cannabis Net Total Return Index, but underperformed this index for the since inception period ended December 31, 2023. The North American Cannabis Net Total Return Index provides an indication of the performance of a basket of North American publicly listed companies with significant business activities in the marijuana industry.
The Board also noted that, for the one-year period ended December 31, 2023, the Fund outperformed the median return of its Peer Group. The Board noted the Category Peer Group did not have returns available for the same period. The Board also noted that the Fund outperformed the Selected Peer Group for the same one-year period.
Cost of Services to be Provided and Profitability. The Board reviewed and compared the management fee for each Fund with those of its respective Peer Group and Category Peer Group, as well as its respective Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own revenue and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account the Adviser’s profitability analysis with respect to the Funds.
Roundhill Video Games ETF: The Board noted that the management fee for the Fund was lower than the average of its Category Peer Group and within the range of its Peer Group. The Board also noted that the Fund’s management fee was at the bottom end of the range of management fees for the Selected Peer Group.
Roundhill Sports Betting & iGaming ETF: The Board noted that the management fee for the Fund was higher than the median and average of its Category Peer Group and was within the range of its Peer Group. The Board also noted that the Fund’s management fee was higher than the management fee for the sole competitor in the Selected Peer Group.
Roundhill Ball Metaverse ETF: The Board noted that the management fee for the Fund was slightly higher than the median and average of its Category Peer Group and was within the range of management fees for the Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
Roundhill Cannabis ETF: The Board considered that the Adviser reduced the Fund’s management fee effective as of May 1, 2023. The Board noted that the management fee for the Fund, after the reduction, was below the median and average of its Category Peer Group and was the lowest in its Peer Group and Selected Peer Group.

39

BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS
The Board accordingly noted that each Fund’s management fee is reasonable and competitive with the fees of its respective peer funds.
Economies of Scale. The Board noted that it is not yet evident that any of the Funds have reached the size at which they have begun to realize economies of scale. The Board also determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would continue to monitor fees as the Funds grow.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that Sub-Adviser would continue to provide substantially similar investment management services to the Funds. The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund based on the analysis and investment recommendations from the Adviser; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to each Fund.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered past reports of the Trust’s Chief Compliance Officer with respect to the Sub-Adviser’s compliance infrastructure. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.
Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended December 31, 2023.
Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to each Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the Sub-Adviser’s profitability analysis with respect to each Fund.
The Board expressed the view that the Sub-Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further noted that because each Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to each Fund’s shareholders. Consequently, the Board determined that it would monitor fees as each Fund grows to determine whether economies of scale were being effectively shared with each Fund and its respective shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders.

40

Roundhill ETFs
Supplemental Information
June 30, 2024 (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at www.roundhillinvestments.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.roundhillinvestments.com.
TAX INFORMATION
For the fiscal period ended December 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill Video Games ETF	100.00%
Roundhill Sports Betting & iGaming ETF	0.00%
Roundhill Ball Metaverse ETF	100.00%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	2.18%
Roundhill S&P® Global Luxury ETF	100.00%
Roundhill Alerian LNG ETF	44.90%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2023 was as follows:

Roundhill Video Games ETF	5.15%
Roundhill Sports Betting & iGaming ETF	0.00%
Roundhill Ball Metaverse ETF	100.00%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	2.18%
Roundhill S&P® Global Luxury ETF	36.22%
Roundhill Alerian LNG ETF	29.08%

41

Roundhill ETFs
Supplemental Information
June 30, 2024 (Unaudited)(Continued)
For the fiscal period ended December 31, 2023, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds was as follows:

Roundhill Video Games ETF	0.00%
Roundhill Sports Betting & iGaming ETF	0.00%
Roundhill Ball Metaverse ETF	0.00%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	1.34%
Roundhill S&P® Global Luxury ETF ETF	0.00%
Roundhill Alerian LNG ETF	9.37%

For the fiscal period ended December 31, 2023, the Funds earned foreign source income and paid foreign taxes, which the Funds intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Roundhill Video Games ETF	$317,705	$46,904
Roundhill Sports Betting & iGaming ETF	1,311,986	73,033
Roundhill S&P® Global Luxury ETF	5,593	664
Roundhill Alerian LNG ETF	2,383	107

42

Investment Adviser:
Roundhill Financial Inc.
154 W. 14th St., 2nd Floor
New York, NY 10011
Investment Sub-Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19145
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except those specified in the Fund’s Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/6/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/6/2024

* Print the name and title of each signing officer under his or her signature